Annual Total Returns- Janus Henderson Balanced Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Balanced Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.44%	13.07%	19.72%	8.46%	0.60%	4.51%	18.51%	0.63%	22.52%	14.33%